Employee Benefits, Balances of Pension Plan and Other Benefit Plan Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 9,626	$ 9,364
Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	9,671	9,492
Payable upon return of securities loaned	(53)	(94)
Net receivables	8	11
Total plan assets	9,626	9,409
Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	624	645
Payable upon return of securities loaned	0	0
Net receivables	0	0
Total plan assets	624	645	636
Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	2,716	2,902
Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	227	241
Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	6,382	5,932
Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	375	382
Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	573	658
Total plan assets	573	658	594
Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	22	22
Total plan assets	22	22	22
Cash and cash equivalents [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	255	422
Cash and cash equivalents [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	160	169
Cash and cash equivalents [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	31	65
Cash and cash equivalents [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	139	147
Cash and cash equivalents [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	224	357
Cash and cash equivalents [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	21	22
Cash and cash equivalents [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Cash and cash equivalents [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	4,190	3,834
Long duration fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	556	546
Long duration fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	3,622	3,287
Long duration fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	12	1
Total plan assets	12	1	1
Long duration fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	456	425
Intermediate (core) fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	176	179
Intermediate (core) fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	127	86
Intermediate (core) fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	61	64
Intermediate (core) fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	329	339
Intermediate (core) fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	115	115
Intermediate (core) fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Intermediate (core) fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	327	331
High-yield fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	1	5
High-yield fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	321	326
High-yield fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	5	0
Total plan assets	5	0
High-yield fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	337	313
International fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	53	201
International fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	284	112
International fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	1,208	1,239
Domestic large-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	102	107
Domestic large-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	833	824
Domestic large-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	375	415
Domestic large-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	102	107
Domestic large-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic mid-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	392	405
Domestic mid-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	47	46
Domestic mid-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	252	260
Domestic mid-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic mid-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	140	145
Domestic mid-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	47	46
Domestic mid-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic mid-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	255	301
Domestic small-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	37	38
Domestic small-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	238	286
Domestic small-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	17	15
Domestic small-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	37	38
Domestic small-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Global stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	202
Global stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0
Global stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	47
Global stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0
Global stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	155
Global stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0
Global stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0
Global stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0
International stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	733	895
International stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	78	82
International stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	457	540
International stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	25	28
International stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	276	354
International stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	53	54
International stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	1
Total plan assets	0	1	1
International stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	412	405
Emerging market stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	412	405
Emerging market stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	387	384
Real estate/timber [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	121	89
Real estate/timber [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	1	1
Real estate/timber [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	265	294
Total plan assets	265	294	328
Real estate/timber [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge funds [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	287	301
Hedge funds [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge funds [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge funds [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge funds [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	203	149
Hedge funds [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge funds [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	84	152
Total plan assets	84	152	71
Hedge funds [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	155	158
Private equity [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	155	158
Total plan assets	155	158	145
Private equity [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Other [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	75	79
Other [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	24	24
Other [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Other [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	2	2
Other [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	23	27
Other [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	52	52
Total plan assets	52	52	48
Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	22	22
Total plan assets	$ 22	$ 22	$ 22